TAXATION	9 Months Ended
Sep. 30, 2020
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. In 2017, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%. In 2018 and 2019, Zhejiang Jinko, Jiangxi Jinko and Jiangxi Material successfully renewed the qualification and continued to enjoy the preferential tax rate of 15% for the next three years, respectively. In 2019, Yuhuan Jinko and Haining Jinko were also recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15% for the next three years. In April 2018, Xinjiang Jinko obtained the beneficial tax rate registration for encouraging industries located in the western region of China, which entitles Xinjiang Jinko to enjoy the preferential tax rate of 15% in 2017 and 2018. In 2017, Xinjiang Jinko was also recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling it to a preferential tax rate of 15% for the next three years.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB3,883,577,293 and RMB4,334,623,028 as of December 31, 2019 and September 30, 2020 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB194,178,865 and RMB216,731,151 as of December 31, 2019 and September 30, 2020 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38.0%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2019.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko France is incorporated in France and is subject to corporate income tax at 31%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. corporate income tax on taxable incomes at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on taxable incomes of up to 35% for prior tax years. The U.S. Tax Reform signed into law on December 22, 2017 significantly modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; and migrating the U.S. to a territorial tax system.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA).

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

The income tax benefit included in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2019 and 2020 are as follows:

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Deferred tax expenses	6,561,494	—
Current Income tax expenses	50,424,482	201,499,393
Income tax expenses	56,985,976	201,499,393

The Company adopted ASC 740-27-30-36 approach for interim period tax computation and reporting.

During the nine months ended September 30, 2019 and 2020, the Company recorded income tax benefit of RMB84,065,080 and RMB 83,460,008 resulting from income tax filing differences due to research and development costs super deduction amounted to RMB531,889,050 and RMB556,400,053, which was approved by the local tax bureau upon the tax filing in May 2019 and 2020, respectively. Such income tax benefit was treated as discrete items in the interim period tax computation.

Increase in the effective tax rate was mainly attributable to the Group's subsidiaries in U.S. subject to higher income tax rate generated higher profits in the nine months ended September 30, 2020.